Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2012
Stockholders Equity Note [Abstract]
Schedule of changes in stockholder's equity

				Accumulated Other Comprehensive Income

	Common Stock		Additional Paid-in- Capital		Treasury Stock		Accumulated Deficit	Total Stockholders' Equity
	Shares	Amount			Shares	Amount
December 31, 2011	22,924,411	$229,244	$784,213,871	$928,744	165,906	$(1,552,382)	$(754,783,812)	$29,035,665
Net loss	-	-	-	-	-	-	(23,388,120)	(23,388,120)
Foreign currency translation gain	-	-	-	106,585	-	-	-	106,585
Stock based compensation	322,844	3,229	1,497,008	-	-	-	-	1,500,237
Public offering common stock, net	14,950,000	149,500	15,640,770	-	-	-	-	15,790,270
September 30, 2012	38,197,255	$381,973	$801,351,649	$1,035,329	165,906	$(1,552,382)	$(778,171,932)	$23,044,637